Reclassification of the Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial information of parent company statement of operations
	Year Ended December 31, 2018
	As previously reported	Adjustment	As corrected
Cost of revenues	$(139,764)	$(13,622)	$(153,386)
Gross profit	34,471	(13,622)	20,849
General and administrative expenses	(47,851)	13,622	(34,229)
Total operating expenses	(93,697)	13,622	(80,075)
	Year Ended December 31, 2019
	As previously reported	Adjustment	As corrected
Cost of revenues	$(72,432)	$(4,233)	$(76,665)
Gross profit/(loss)	4,002	(4,233)	(231)
General and administrative expenses	(19,399)	4,233	(15,166)
Total operating expenses	(61,106)	4,233	(56,873)
	Year Ended December 31, 2020
	As previously reported	Adjustment	As corrected
Cost of revenues	$(89,035)	$(1,343)	$(90,378)
Gross profit	18,483	(1,343)	17,140
General and administrative expenses	(20,192)	1,343	(18,849)
Total operating expenses	(50,590)	1,343	(49,247)